Other Payables and Accruals	6 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
12.	OTHER PAYABLES AND ACCRUALS

	31 December 2023	30 June 2023
	RM	RM

Other payables	161,053,024	195,181
Accruals	1,082,868	1,494,376
	162,135,892	1,689,557

(a)	Other payables and accruals are classified as financial liabilities measured at amortised cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.